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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-03715
-----------------------------------------------------------------

                                Elfun Income Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: : 03/31/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


ELFUN INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2006 (UNAUDITED)

                                                                                PRINCIPAL
                                                                                  AMOUNT                      VALUE
------------------------------------------------------------------------------------------------------------------------------
Bonds and Notes - 93.1%
------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 27.7%
U.S. Treasury Bonds
  4.50%                                             02/15/36                    $   4,580                 $     4,297 (h)
  7.13%                                             02/15/23                        6,430                       7,908
  8.13%                                             08/15/19 - 08/15/21             2,730                       3,586 (h)
U.S. Treasury Notes
  4.13%                                             08/15/08                          460                         453 (h)
  4.25%                                             01/15/11                        3,005                       2,931 (h)
  4.38%                                             01/31/08 - 11/15/08            11,530                      11,425 (h)
  4.50%                                             02/15/09 - 02/15/16            66,560                      65,169 (h)
  4.63%                                             02/29/08                        8,080                       8,047 (h)
                                                                                                              103,816

FEDERAL AGENCIES - 1.2%
Federal Farm Credit Bank
  3.75%                                             01/15/09                        1,940                       1,873
Federal Home Loan Mortgage Corp.
  4.75%                                             12/08/10                        2,765                       2,711 (h)
                                                                                                                4,584

AGENCY MORTGAGE BACKED - 19.9%
Federal Home Loan Mortgage Corp.
  4.50%                                             06/01/33 - 10/01/35             1,763                       1,627
  5.00%                                             07/01/35 - 10/01/35             1,393                       1,325
  5.50%                                             05/01/20                          240                         239
  6.00%                                             04/01/17 - 05/01/35             3,192                       3,205
  6.50%                                             01/01/27 - 12/01/34             1,862                       1,899 (f)
  7.00%                                             10/01/16 - 02/01/35               556                         575
  7.50%                                             01/01/08 - 09/01/33               234                         242
  8.00%                                             11/01/30                           18                          19
Federal National Mortgage Assoc.
  4.00%                                             05/01/19 - 06/01/19               939                         880
  4.50%                                             05/01/18 - 02/01/35             7,544                       7,112
  5.00%                                             06/01/20 - 08/01/35             3,017                       2,897
  5.50%                                             03/01/14 - 08/01/35             5,246                       5,170
  6.00%                                             02/01/14 - 08/01/35             7,536                       7,557
  6.50%                                             02/01/14 - 02/01/35             7,803                       7,960
  7.00%                                             08/01/13 - 05/01/35             2,609                       2,689
  7.50%                                             08/01/13 - 03/01/34             1,188                       1,241
  8.00%                                             12/01/11 - 11/01/33               576                         606
  8.50%                                             04/01/30 - 05/01/31                51                          56
  9.00%                                             06/01/09 - 12/01/22               254                         269
  5.00%                                             TBA                            15,645                      15,249 (b)
  6.00%                                             TBA                             4,500                       4,499 (b)
Government National Mortgage Assoc.
  4.50%                                             08/15/33 - 09/15/34             1,823                       1,715
  5.00%                                             08/15/33                          432                         419
  6.00%                                             04/15/27 - 06/15/35             1,624                       1,642
  6.50%                                             04/15/19 - 08/15/34               985                       1,019
  7.00%                                             03/15/12 - 06/15/34               362                         372
  7.50%                                             03/15/23 - 10/15/33               169                         179
  8.00%                                             06/15/27 - 06/15/30                79                          85
  8.50%                                             10/15/17                          123                         132
  9.00%                                             11/15/16 - 12/15/21               229                         250
  5.50%                                             TBA                             3,450                       3,415 (b)
                                                                                                               74,544

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 6.2%
Collateralized Mortgage Obligation Trust (Class B)
  6.60%                                             11/01/18                           37                          31 (c,d,f)
Federal Home Loan Mortgage Corp.
  1.90%                                             10/15/18                        1,355                          69 (e,f,g)
  2.40%                                             12/15/30                        3,058                         159 (e,f,g)
  3.74%                                             10/15/33                          515                         366 (g)
  4.50%                                             04/15/13 - 03/15/19             2,719                         265 (e)
  4.50%                                             05/15/17 - 11/15/19             1,025                         951
  4.61%                                             12/15/33                          315                         241 (g)
  5.00%                                             01/15/11 - 12/01/34            12,815                       2,128 (e,f)
  5.00%                                             05/15/20 - 02/15/35             7,290                       6,675 (f)
  5.50%                                             04/15/17 - 06/15/33             1,444                         273 (e)
  5.50%                                             10/15/34                          739                         735
  6.14%                                             06/15/33                        1,246                       1,153 (g)
  7.50%                                             01/15/16                          142                         147
  8.00%                                             04/15/20                           25                          25
  8.00%                                             02/01/23 - 07/01/24                35                           8 (e)
  10.09%                                            09/25/43                        4,970                          65 (c,e,g)
Federal Home Loan Mortgage STRIPS
  6.07%                                             08/01/27                            8                           7 (c,d)
Federal National Mortgage Assoc.
  1.17%                                             12/25/42                        1,455                          35 (e,f,g)
  2.18%                                             10/25/29                        1,127                          58 (e,g)
  2.28%                                             12/25/30                        1,544                          71 (e,f,g)
  2.78%                                             09/25/42                        3,254                         268 (e,g)
  2.83%                                             04/25/17 - 10/25/17             2,497                         159 (e,f,g)
  2.88%                                             08/25/16                          783                          39 (e,g)
  3.28%                                             06/25/42                        1,045                          74 (e,g)
  4.00%                                             02/25/28                           69                          67
  4.50%                                             05/25/18                          495                          53 (e,f)
  4.50%                                             12/25/19                          375                         337 (f)
  4.56%                                             09/25/31                          729                         653 (f,g)
  4.75%                                             11/25/14                          280                          21 (e)
  5.00%                                             02/25/11 - 02/25/32               720                          66 (e,f)
  5.00%                                             03/25/35                          500                         453 (f)
  5.50%                                             01/25/27                          669                          82 (e,f)
  5.50%                                             07/25/34 - 02/25/35             1,512                       1,502 (f)
  5.75%                                             02/25/35                          775                         776 (f)
  6.00%                                             12/25/34                          500                         498 (f)
  6.50%                                             12/25/34                          353                         359 (f)
  8.00%                                             07/25/14                          434                         443
Federal National Mortgage Assoc. (Class 1)
  4.69%                                             11/01/34                        2,106                       1,533 (c,d)
Federal National Mortgage Assoc. (Class S)
  2.28%                                             02/25/31                        1,095                          49 (e,g)
Federal National Mortgage Assoc. REMIC
  4.50%                                             11/25/13                        1,197                          55 (e,f)
  5.00%                                             10/25/22                          458                          75 (e,f)
  5.50%                                             08/25/33                        1,711                         399 (e,f)
  6.01%                                             03/25/31                        1,112                       1,064 (f,g)
Federal National Mortgage Assoc. REMIC (Class B)
  5.92%                                             12/25/22                           26                          21 (c,d)
Federal National Mortgage Assoc. REMIC (Class J) **
  1080.91%                                          03/25/22                            -                           1 (e)
Federal National Mortgage Assoc. REMIC (Class K) **
  1008.00%                                          05/25/22                            -                           2 (e)
Federal National Mortgage Assoc. STRIPS (Class 2)
  7.50%                                             11/01/23                          113                          27 (e)
  8.00%                                             08/01/23 - 07/01/24                74                          18 (e)
  8.50%                                             03/01/17 - 07/25/22                83                          20 (e)
  9.00%                                             05/25/22                           27                           7 (e)
Government National Mortgage Assoc.
  5.00%                                             02/16/34                          670                         612 (f)
Vendee Mortgage Trust
  21.54%                                            05/15/33                        3,326                          87 (c,e,f,g)
                                                                                                               23,282

ASSET BACKED - 3.7%
AESOP Funding II LLC (Class A)
  4.90%                                             04/20/10                        1,000                       1,002 (a,f,g)
Bank One Issuance Trust
  3.59%                                             05/17/10                          175                         171
BMW Vehicle Owner Trust (Class B)
  2.93%                                             03/25/09                          389                         386
Capital One Master Trust (Class C)
  6.70%                                             06/15/11                          149                         153 (a,f)
Centex Home Equity Co. LLC
  4.99%                                             01/25/25                          128                         128 (f,g)
Chase Funding Mortgage Loan Asset-Backed Certificates
  5.75%                                             05/25/32                           69                          67 (f)
Citibank Credit Card Issuance Trust
  4.45%                                             04/07/10                          496                         486
Countrywide Asset-Backed Certificates (Class A)
  5.09%                                             05/25/36                          392                         393 (f,g)
  5.10%                                             08/25/32                           79                          79 (f,g)
First Franklin Mtg Loan Asset Backed Certificates
  5.00%                                             12/31/49                        2,000                       2,000 (f,g)
GMAC Mortgage Corp. Loan Trust (Class A)
  4.92%                                             06/25/34                        1,000                       1,000 (f,g)
GSAA Trust
  5.22%                                             05/25/34                          205                         206 (f,g)
Honda Auto Receivables Owner Trust (Class A)
  4.15%                                             10/15/10                          427                         417
Household Automotive Trust (Class A)
  5.05%                                             07/17/09                        1,903                       1,904 (g)
Long Beach Mortgage Loan Trust
  5.28%                                             11/26/32                          289                         290 (f,g)
Mid-State Trust
  7.54%                                             07/01/35                           82                          84 (f)
Peco Energy Transition Trust
  6.52%                                             12/31/10                          400                         418 (f)
Residential Asset Mortgage Products, Inc.
  5.06%                                             03/25/34                          158                         158 (f,g)
  5.15%                                             12/25/33                           53                          53 (f,g)
Residential Asset Securities Corp.
  5.07%                                             07/25/32                          128                         129 (f,g)
Residential Asset Securities Corp. (Class A)
  4.16%                                             07/25/30                          329                         324 (f,g)
  5.11%                                             06/25/33                          259                         259 (f,g)
Structured Asset Investment Loan Trust
  5.05%                                             02/25/35                        2,615                       2,617 (a,f,g)
Volkswagen Auto Lease Trust (Class A)
  3.94%                                             10/20/10                          265                         260
Wachovia Asset Securitization Inc. (Class A)
  5.04%                                             06/25/34                          523                         523 (f,g)
Wells Fargo Home Equity Trust
  3.97%                                             09/25/24                          209                         204 (f,g)
                                                                                                               13,711

CORPORATE NOTES - 24.3%
Abbey National PLC
  7.95%                                             10/26/29                          510                         622 (f)
AES Corp.
  8.75%                                             06/15/08                          860                         897 (f)
AIG SunAmerica Global Financing VII
  5.85%                                             08/01/08                          510                         515 (a,f)
Air Jamaica Ltd.
  9.38%                                             07/08/15                          865                         891 (a,f)
Allegiance Corp.
  7.00%                                             10/15/26                          300                         316 (f)
Allied Waste North America
  7.25%                                             03/15/15                        1,050                       1,071 (f)
Allstate Life Global Funding Trusts
  3.85%                                             01/25/08                          560                         546 (f)
Alltel Corp.
  4.66%                                             05/17/07                          670                         665 (f)
Altria Group, Inc.
  7.20%                                             02/01/07                          255                         258
American Electric Power Company, Inc.
  4.71%                                             08/16/07                          425                         421 (f,i)
American Electric Power Company, Inc. (Series D)
  5.25%                                             06/01/15                          335                         321 (f)
American General Corp.
  7.50%                                             08/11/10                          280                         300 (f)
Appalachian Power Co. (Series G)
  3.60%                                             05/15/08                          260                         251 (f)
Appalachian Power Co. (Series K)
  5.00%                                             06/01/17                          330                         305 (f)
Archer-Daniels-Midland Company
  7.00%                                             02/01/31                          330                         368 (f)
Assurant, Inc.
  6.75%                                             02/15/34                          475                         493 (f)
AT&T, Inc.
  4.13%                                             09/15/09                          650                         622
  5.63%                                             06/15/16                          770                         748
  5.88%                                             08/15/12                          325                         327
BAC CAP TRUST V
  5.63%                                             03/08/35                          495                         459 (f)
Banco BMG S.A.
  9.15%                                             01/15/16                          330                         338 (a,f)
Banco Mercantil del Norte S.A.
  5.88%                                             02/17/14                          650                         650 (a,f,g)
Banco Santander Chile
  5.38%                                             12/09/14                          545                         526 (a,f)
Bavaria S.A.
  8.88%                                             11/01/10                          260                         282
  8.88%                                             11/01/10                          345                         373 (a,f)
BellSouth Corp.
  6.55%                                             06/15/34                          480                         479 (f)
BNP US Funding LLC (Series A)
  7.74%                                             12/31/49                          255                         264 (a,f,g)
BNSF Funding Trust I
  6.61%                                             12/15/55                          390                         382 (f,g)
Boyd Gaming Corp.
  7.13%                                             02/01/16                          500                         507 (f)
BRE Properties Inc. (REIT)
  5.95%                                             03/15/07                          590                         590 (f)
British Aerospace Finance, Inc.
  7.50%                                             07/01/27                          340                         379 (a,f)
Burlington Northern Santa Fe Corp.
  8.13%                                             04/15/20                          765                         927 (f)
Campbell Soup Co.
  5.50%                                             03/15/07                          405                         405 (f)
Capital One Bank
  6.50%                                             06/13/13                          195                         203 (f)
Capital One Financial Corp.
  8.75%                                             02/01/07                          490                         503 (f)
Carolina Power & Light Co.
  5.15%                                             04/01/15                          230                         221 (f)
  5.70%                                             04/01/35                          130                         122 (f)
  6.13%                                             09/15/33                          490                         490 (f)
Chesapeake Energy Corp.
  7.75%                                             01/15/15                          950                         993 (f)
Clear Channel Communications, Inc.
  4.63%                                             01/15/08                          535                         525 (f)
Comcast Cable Communications Holdings, Inc.
  9.46%                                             11/15/22                        1,565                       1,965 (f)
ConAgra Foods, Inc.
  7.88%                                             09/15/10                          200                         215 (f)
Consolidated Edison Company of New York
  5.63%                                             07/01/12                          585                         589 (f)
Consolidated Natural Gas Co.
  5.38%                                             11/01/06                          425                         425 (f)
Consumers Energy Co.
  5.15%                                             02/15/17                          330                         306 (f)
  5.80%                                             09/15/35                          330                         305 (f)
Corp Interamericana de Entretenimiento S.A.
  8.88%                                             06/14/15                          430                         426 (a,f)
Cosan S.A. Industria e Comercio
  8.25%                                             02/28/49                          420                         405 (a)
Countrywide Home Loans, Inc.
  5.63%                                             05/15/07                          255                         256 (f)
COX Communications, Inc.
  5.45%                                             12/15/14                          515                         488 (f)
Crown Americas LLC and Crown Americas Capital Corp.
  7.75%                                             11/15/15                        1,290                       1,338 (a,f)
CSX Transportation, Inc.
  9.75%                                             06/15/20                          202                         269 (f)
DaimlerChrysler NA Holding Corp.
  4.05%                                             06/04/08                          330                         320 (f)
  4.75%                                             01/15/08                          330                         325 (f)
  5.88%                                             03/15/11                          480                         478
DBS Bank Ltd.
  5.00%                                             11/15/19                          605                         569 (a,f,g)
Desarrolladora Homex S.A. de C.V.
  7.50%                                             09/28/15                          340                         330 (f)
Detroit Edison Co. (Series B)
  5.45%                                             02/15/35                          535                         481 (f)
Deutsche Bank Capital Funding Trust VII
  5.63%                                             01/19/49                          210                         201 (a,f,g)
DirecTV Holdings LLC
  6.38%                                             06/15/15                          965                         953 (f)
Dominion Resources Inc. (Series B)
  4.13%                                             02/15/08                          580                         566 (f)
Dominion Resources Inc. (Series G)
  3.66%                                             11/15/06                          515                         510 (f,i)
Dominion Resources, Inc.
  5.69%                                             05/15/08                          485                         486 (f,i)
Duke Capital LLC
  4.30%                                             05/18/06                          350                         350 (f)
  4.33%                                             11/16/06                          445                         442 (f)
  5.67%                                             08/15/14                           95                          94 (f)
  8.00%                                             10/01/19                          350                         407 (f)
Echostar DBS Corp.
  5.75%                                             10/01/08                          480                         475 (f)
  7.13%                                             02/01/16                          915                         900 (a,f)
El Paso Electric Co.
  6.00%                                             05/15/35                          495                         463 (f)
Enterprise Products Operating LP
  4.00%                                             10/15/07                        1,135                       1,110 (f)
EOP Operating LP
  7.00%                                             07/15/11                          650                         683 (f)
EOP Operating LP (REIT)
  7.75%                                             11/15/07                          595                         615 (f)
FirstEnergy Corp. (Series B)
  6.45%                                             11/15/11                          485                         502 (f)
FPL Group Capital, Inc. (Series B)
  5.55%                                             02/16/08                          660                         661 (f)
Georgia Power Co.
  4.88%                                             07/15/07                          530                         527 (f)
Gerdau S.A.
  8.88%                                             12/31/49                          340                         357 (a,f)
Goodrich Corp.
  7.10%                                             11/15/27                          385                         412 (f)
Greater Bay Bancorp
  5.25%                                             03/31/08                          570                         566 (f)
Grupo Televisa S.A.
  6.63%                                             03/18/25                          490                         483 (f)
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
  9.38%                                             05/01/12                          270                         297
GS Caltex Corp.
  5.50%                                             10/15/15                          495                         479 (a,f)
GTE Corp.
  6.94%                                             04/15/28                          400                         403 (f)
  7.51%                                             04/01/09                          330                         347 (f)
Halliburton Co.
  8.75%                                             02/15/21                          250                         317 (f)
Hopson Development Holdings Ltd.
  8.13%                                             11/09/12                          420                         434 (a,f)
HSBC Bank USA NA
  3.88%                                             09/15/09                        1,040                         991 (f)
HSBC Capital Funding LP
  4.61%                                             12/29/49                          405                         372 (a,f,g)
HSBC Capital Funding LP (Series 1)
  9.55%                                             12/31/49                          585                         668 (a,f,g)
HSBC Finance Corp.
  6.50%                                             11/15/08                          715                         735 (f)
IBM Canada Credit Services Company
  3.75%                                             11/30/07                          275                         268 (a,f)
ILFC E-Capital Trust I
  5.90%                                             12/21/65                        1,165                       1,131 (a,f,g)
ING Capital Funding TR III
  8.44%                                             12/29/49                          420                         467 (g)
ING Groep N.V.
  5.78%                                             12/29/49                          325                         315 (f,g)
International Business Machines Corp.
  3.80%                                             02/01/08                          330                         322 (f)
iStar Financial, Inc.
  4.88%                                             01/15/09                          165                         162 (f)
  7.00%                                             03/15/08                          330                         338 (f)
Kansas Gas & Electric
  5.65%                                             03/29/21                          270                         261
Kimco Realty Corp. (REIT)
  4.82%                                             06/01/14                          325                         304
Kinder Morgan Energy Partners LP
  5.13%                                             11/15/14                          405                         383
Kinder Morgan, Inc.
  6.50%                                             09/01/12                          415                         429 (f)
Kraft Foods, Inc.
  5.25%                                             06/01/07                          305                         304
L-3 Communications Corp.
  6.38%                                             10/15/15                          520                         512
Laboratory Corp of America Holdings
  5.63%                                             12/15/15                          330                         322
Loma Negra Compania Industrial Agrentina S.A.
  7.25%                                             03/15/13                          250                         246 (a)
Lyondell Chemical Co. (Series A)
  9.63%                                             05/01/07                          860                         888 (f)
MacDermid, Inc.
  9.13%                                             07/15/11                        1,290                       1,361 (f)
Marsh & McLennan Companies, Inc.
  5.15%                                             09/15/10                          500                         490
Meritage Homes Corp.
  6.25%                                             03/15/15                        1,450                       1,283 (f)
MGM Mirage
  5.88%                                             02/27/14                        1,495                       1,409 (f)
Midamerican Energy Holdings Co.
  3.50%                                             05/15/08                          500                         481 (f)
  6.13%                                             04/01/36                          330                         324 (a)
Mohegan Tribal Gaming Authority
  8.00%                                             04/01/12                          865                         906
Morgan Stanley (Series F)
  4.73%                                             01/18/08                        2,000                       2,003 (g)
Motorola, Inc.
  4.61%                                             11/16/07                          550                         544
MUFG Capital Finance 1 Ltd.
  6.35%                                             07/29/49                          300                         298 (g)
National Power Corp.
  9.02%                                             08/23/11                          325                         358 (a,g)
NB Capital Trust IV
  8.25%                                             04/15/27                          440                         467 (f)
Nelnet, Inc.
  5.13%                                             06/01/10                          600                         578
New Cingular Wireless Services Inc.
  8.75%                                             03/01/31                          570                         721 (f)
News America, Inc.
  7.25%                                             05/18/18                          300                         324
Nextel Communications Inc. (Series E)
  6.88%                                             10/31/13                          825                         857
Nordea Bank AB
  5.42%                                             12/29/49                          295                         282 (a,g)
Norfolk Southern Corp.
  6.00%                                             04/30/08                           40                          40
Norfolk Southern Railway Co.
  9.75%                                             06/15/20                          353                         474
Northeast Utilities (Series B)
  3.30%                                             06/01/08                          330                         315
Northrop Grumman Corp.
  4.08%                                             11/16/06                          610                         606
NorthWestern Corp.
  5.88%                                             11/01/14                          340                         335
Ocean Energy, Inc.
  4.38%                                             10/01/07                          195                         192
Ohio Power Co. (Series E)
  6.60%                                             02/15/33                          165                         172
Owens Brockway Glass Container Inc.
  6.75%                                             12/01/14                          460                         450
Pacific Gas & Electric Co.
  6.05%                                             03/01/34                          255                         249
PanAmSat Corp.
  9.00%                                             08/15/14                          970                       1,021 (f)
Pemex Finance Ltd.
  9.03%                                             02/15/11                          710                         765
  9.69%                                             08/15/09                          742                         792 (f)
Pemex Project Funding Master Trust
  6.13%                                             08/15/08                          380                         383
  7.38%                                             12/15/14                          300                         321 (h)
Pepco Holdings, Inc.
  5.45%                                             06/01/10                          595                         594 (g)
Potomac Edison Company
  5.35%                                             11/15/14                          245                         239 (f)
Procter & Gamble - Esop (Series A)
  9.36%                                             01/01/21                          500                         620
Prudential Financial, Inc.
  5.90%                                             03/17/36                          340                         331
Puget Energy, Inc.
  3.36%                                             06/01/08                          335                         321
  5.48%                                             06/01/35                          330                         300
Quest Diagnostics Inc.
  6.75%                                             07/12/06                          325                         326
Qwest Corp.
  7.63%                                             06/15/15                        1,200                       1,284
Rabobank Capital Funding II
  5.26%                                             12/31/49                          735                         706 (a,g)
Rabobank Capital Funding Trust
  5.25%                                             12/29/49                          340                         321 (a,g)
RBS Capital Trust I
  4.71%                                             12/29/49                          325                         301 (g)
  5.51%                                             09/29/49                          505                         487 (g)
Residential Capital Corp.
  6.13%                                             11/21/08                        1,295                       1,296
Rogers Cable Inc.
  5.50%                                             03/15/14                          800                         758
Simon Property Group LP (REIT)
  4.60%                                             06/15/10                          330                         318
  4.88%                                             08/15/10                          520                         505
Sprint Capital Corp.
  6.00%                                             01/15/07                          840                         844 (f)
  8.75%                                             03/15/32                        1,120                       1,399 (f)
Standard Chartered Bank Hong Kong Ltd.
  4.38%                                             12/03/14                          310                         297 (g)
Stewart Enterprises, Inc.
  7.75%                                             02/15/13                        1,050                       1,008 (a,f)
Telefonos de Mexico S.A. de C.V.
  4.50%                                             11/19/08                          240                         233
  8.75%                                             01/31/16                        4,400                         388
TELUS Corp.
  7.50%                                             06/01/07                          605                         619
Tesoro Corp.
  6.25%                                             11/01/12                          250                         246 (a)
The Kroger Company
  6.80%                                             12/15/18                          320                         332
Thomson Corp.
  5.50%                                             08/15/35                          325                         292
Time Warner Entertainment Co. LP
  8.38%                                             07/15/33                          460                         530
Time Warner, Inc.
  6.88%                                             05/01/12                          150                         157 (f)
TXU Electric Delivery Co.
  5.00%                                             09/01/07                          335                         333
  6.38%                                             05/01/12                          120                         123
Tyson Foods, Inc.
  7.25%                                             10/01/06                           19                          19
United Overseas Bank Ltd.
  4.50%                                             07/02/13                          665                         617 (a)
Valero Energy Corp.
  3.50%                                             04/01/09                          535                         506
Verizon
  6.50%                                             09/15/11                          340                         346
Verizon Pennsylvania Inc.
  8.75%                                             08/15/31                          330                         385 (f)
Viacom, Inc.
  5.63%                                             05/01/07                          200                         200
VTB Capital SA for Vneshtorgbank
  5.68%                                             09/21/07                          650                         653 (a,g)
Wells Fargo & Co.
  5.25%                                             12/01/07                          180                         180
Westar Energy, Inc.
  5.15%                                             01/01/17                          230                         216
  7.13%                                             08/01/09                          180                         185
Westfield Capital Corporation Limited
  4.38%                                             11/15/10                          485                         461 (a)
Weyerhaeuser Co.
  6.13%                                             03/15/07                          123                         124
Wisconsin Electric Power
  3.50%                                             12/01/07                          410                         398
                                                                                                               91,102

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 9.0%
Banc of America Funding Corp.
  5.39%                                             02/20/36                          733                         708 (f,g)
  5.76%                                             03/20/36                          265                         260 (f,g)
  5.89%                                             02/20/36                          456                         451 (f,g)
Banc of America Large Loan
  4.91%                                             06/15/18                        1,000                       1,001 (a,f,g)
Banc of America Mortgage Securities (Class B)
  5.33%                                             10/25/35                          183                         171 (f,g)
  5.40%                                             01/25/36                          275                         265 (f,g)
  5.58%                                             02/25/36                          211                         206 (f,g)
Bank of America Alternative Loan Trust
  6.50%                                             07/25/35                          438                         441 (f)
Bear Stearns Commercial Mortgage Securities
  5.58%                                             03/11/39                          222                         223 (g)
  6.02%                                             02/14/31                          750                         761 (f)
CalSTRS Trust
  4.13%                                             11/20/12                          938                         921 (a,f)
Countrywide Asset-Backed Certificates
  5.10%                                             07/25/35                        1,000                       1,000 (f,g)
Countrywide Home Loan Mortgage Pass Through Trust (Class M)
  5.50%                                             12/25/35                          254                         241 (f)
Credit Suisse Mortgage Capital Certificates (Class C)
  5.65%                                             02/25/36                          150                         142 (f,g)
Crusade Global Trust (Class A)
  5.12%                                             09/18/34                           90                          90 (f,g)
CS First Boston Mortgage Securities Corp.
  1.54%                                             03/15/35                       12,489                         557 (a,f,g)
  5.33%                                             10/25/35                          254                         237 (f,g)
  5.48%                                             07/15/37                        8,090                         237 (a,c,f,g)
  6.13%                                             04/15/37                          520                         537 (f)
First Union-Lehman Brothers-Bank of America
  6.56%                                             11/18/35                          694                         707 (f)
GMAC Commercial Mortgage Securities, Inc.
  6.42%                                             05/15/35                        1,091                       1,113 (f)
  6.47%                                             04/15/34                          300                         312 (f)
GMAC Commercial Mortgage Securities, Inc. (Class X)
  5.48%                                             12/10/41                       13,089                         333 (c,f,g)
Greenwich Capital Commercial Funding Corp.
  5.12%                                             04/10/37                          626                         619 (f)
Impac CMB Trust
  5.08%                                             04/25/35                        1,375                       1,377 (f,g)
Indymac INDA Mortgage Loan Trust
  5.16%                                             01/25/36                          100                          92 (f,g)
Indymac INDA Mortgage Loan Trust (Class B)
  5.16%                                             01/25/36                          144                         140 (f,g)
Indymac Index Mortgage Loan Trust
  5.42%                                             06/25/35                          423                         405 (f,g)
JP Morgan Mortgage Trust
  5.41%                                             11/25/35                          864                         844 (f,g)
JPMorgan Chase Commercial Mortgage Securities Corp.
  1.16%                                             01/12/39                        7,079                         291 (a,f,g)
  6.47%                                             11/15/35                          457                         478 (f)
LB-UBS Commercial Mortgage Trust
  4.06%                                             09/15/27                        1,033                         996 (f,g)
  4.51%                                             12/15/29                          467                         447 (f)
  4.53%                                             01/15/36                        3,203                         222 (a,c,f)
  5.15%                                             03/15/34                        1,599                          27 (a,c,f,g)
  5.38%                                             01/18/12                       10,305                         327 (c,f,g)
  6.06%                                             10/15/35                        2,746                         121 (a,c,g)
  6.23%                                             03/15/26                          371                         379 (f)
  7.27%                                             02/15/40                        8,203                         175 (a,c,f,g)
  7.62%                                             03/15/36                        8,474                         243 (a,c,f,g)
LB-UBS Commercial Mortgage Trust (Class A)
  6.13%                                             12/15/30                          832                         859 (f)
  6.65%                                             11/15/27                        1,505                       1,585 (f)
LB-UBS Commercial Mortgage Trust (Class B)
  6.65%                                             07/14/16                          103                         108 (a,f)
LB-UBS Commercial Mortgage Trust (Class X)
  7.50%                                             12/15/39                        7,029                         124 (a,c,f,g)
Master Alternative Loans Trust
  5.00%                                             08/25/18                          461                          62 (e,f)
  6.50%                                             08/25/34 - 05/25/35             1,823                       1,837 (f)
Master Alternative Loans Trust (Class 3)
  6.50%                                             01/25/35                          445                         454 (f)
MLCC Mortgage Investors, Inc.
  5.40%                                             02/25/36                          225                         210 (g)
Morgan Stanley Dean Witter Capital I
  5.20%                                             04/15/34                        1,422                          31 (a,c,f,g)
  5.28%                                             10/15/35                        2,179                          45 (a,c,f,g)
Morgan Stanley Dean Witter Capital I (Class A)
  6.39%                                             10/15/35                        1,000                       1,044 (f)
  6.54%                                             02/15/31                          644                         660 (f)
Morgan Stanley Dean Witter Capital I (Class X)
  1.46%                                             02/01/31                          213                          10 (a,f,g)
Nomura Asset Securities Corp. (Class A)
  6.59%                                             03/15/30                        1,409                       1,440 (f)
Puma Finance Ltd. (Class A)
  4.75%                                             10/11/34                          354                         354 (f,g)
  5.12%                                             03/25/34                          282                         282 (f,g)
Residential Accredit Loans, Inc.
  6.00%                                             01/25/36                          400                         381
  6.06%                                             01/25/36                          155                         154 (g)
Residential Funding Mortgage Security I
  5.75%                                             01/25/36                          283                         269
Residential Mortgage Securities
  4.79%                                             08/10/30                        1,750                       1,750 (a,f,g)
Structured Asset Securities Corp. (Class X)
  2.05%                                             02/25/28                          745                          39 (g)
Wachovia Bank Commercial Mortgage Trust
  5.51%                                             03/15/45                          535                         536
Washington Mutual Inc.
  5.15%                                             01/25/45                        1,339                       1,346 (f,g)
Wells Fargo Mortgage Backed Securities Trust
  5.00%                                             11/25/20                          709                         689
  5.39%                                             08/25/35                          630                         575 (g)
  5.50%                                             01/25/36 - 03/25/36             1,023                         959
                                                                                                               33,900

SOVEREIGN BONDS - 1.1%
Government of  Argentina
  8.28%                                             12/31/33                          463                         455 (h)
Government of Bahamas
  6.63%                                             05/15/33                          380                         420 (a,f)
Government of Brazil
  7.13%                                             01/20/37                          415                         407
  8.88%                                             10/14/19                          430                         497 (f)
  12.50%                                            01/05/16                          815                         379
Government of Indonesia
  8.50%                                             10/12/35                          420                         468 (a,f)
Government of Mexico
  5.63%                                             01/15/17                          560                         542 (h)
Government of Philippine
  7.75%                                             01/14/31                          415                         418
Government of Uruguay
  8.00%                                             11/18/22                          460                         481
                                                                                                                4,067

TOTAL BONDS AND NOTES                                                                                         349,006
 (COST $359,236)

                                                                                NUMBER OF
                                                                                CONTRACTS                     VALUE
------------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------

CALL OPTIONS
U.S. Treasury Notes 2Yr Futures                                                        45                 $         1

PUT OPTIONS
Euro Dollar Futures                                                                   120                           4
U.S. Treasury Notes 2Yr Futures                                                        45                          14
                                                                                                                   18

TOTAL PURCHASED OPTIONS                                                                                            37
 (COST $30)

                                                                                PRINCIPAL
                                                                                  AMOUNT                      VALUE
------------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 20.6%
------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 11.4%
American Express Credit Account Master Trust (Class A)
  4.87%                                             12/15/08                   $      600                 $       600 (g)
Arran Master Trust (Class A)
  4.77%                                             12/15/10                        2,000                       2,000 (g)
Capital Auto Receivables Asset Trust (Class A)
  4.81%                                             04/15/08                        3,000                       3,001 (g)
Citibank Credit Card Issuance Trust
  5.00%                                             03/20/09                        1,000                       1,000 (g)
CNH Equipment Trust
  4.82%                                             10/15/08                        1,989                       1,990 (g)
CNH Wholesale Master Note Trust (Class A)
  4.86%                                             06/15/11                        1,000                         999 (g)
Countrywide Asset-Backed Certificates
  4.91%                                             11/25/35                        1,982                       1,982 (g)
  5.25%                                             05/25/33                           82                          82 (g)
Countrywide Asset-Backed Certificates (Class 2)
  5.12%                                             06/25/33                            8                           8 (g)
Countrywide Home Equity Loan Trust (Class A)
  4.99%                                             05/15/28                        1,365                       1,366 (g)
First USA Credit Card Master Trust (Class A)
  4.90%                                             05/17/10                        1,500                       1,503 (g)
Fleet Home Equity Loan Trust (Class A)
  5.03%                                             01/20/33                          702                         703 (g)
Fremont Home Loan Trust
  5.02%                                             04/25/35                        2,000                       2,001 (g)
GMAC Mortgage Corp. Loan Trust
  4.91%                                             08/25/35                        2,000                       1,999 (g)
Gracechurch Card Funding PLC (Class A)
  4.77%                                             11/16/09                        2,680                       2,682 (g)
  4.78%                                             02/17/09                        3,000                       3,001 (g)
GSAA Trust
  5.22%                                             05/25/34                          205                         206 (f,g)
Long Beach Mortgage Loan Trust
  4.94%                                             09/25/35                        2,844                       2,844 (g)
  5.09%                                             11/25/34                          285                         285 (g)
Metris Master Trust (Class A)
  4.93%                                             10/20/10                        3,000                       3,001 (g)
Residential Asset Mortgage Products, Inc.
  5.09%                                             12/25/33                        2,000                       2,004 (g)
Residential Asset Securities Corp.
  5.07%                                             01/25/36                        3,000                       3,006 (g)
Saxon Asset Securities Trust
  5.05%                                             05/25/35                        1,081                       1,082 (g)
  5.11%                                             08/25/35                          173                         173 (g)
Structured Asset Securities Corp.
  5.02%                                             02/25/35                        4,000                       4,003 (g)
Wachovia Asset Securitization Inc. (Class A)
  5.04%                                             06/25/34                        1,046                       1,047 (f,g)
                                                                                                               42,568

CORPORATE NOTES - 2.9%
Countrywide Financial Corp.
  4.77%                                             11/03/06                        2,000                       2,000 (g)
Marsh & McLennan Companies Inc.
  4.72%                                             07/13/07                        1,000                         999 (g)
Toyota Motor Credit Corp.
  4.86%                                             09/15/06                        8,000                       8,000 (g)
                                                                                                               10,999

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 6.3%
Banc of America Large Loan
  4.96%                                             03/15/22                        3,500                       3,499 (a,g)
Granite Master Issuer PLC
  4.85%                                             12/20/54                        5,000                       5,007 (g)
  5.01%                                             12/20/24                        4,000                       4,005 (g)
Granite Mortgages PLC (Class 1)
  4.78%                                             01/20/43                        1,228                       1,231 (g)
GSAMP Trust
  4.97%                                             12/25/35                        1,000                       1,000 (g)
Impac CMB Trust (Class 1)
  5.18%                                             10/25/34                        1,481                       1,481 (g)
Impac CMB Trust (Class A)
  5.20%                                             12/25/33                          213                         213 (g)
Interstar Millennium Trust (Class A)
  5.10%                                             03/14/36                          134                         134 (g)
Lehman Brothers Floating Rate Commercial Mortgage Trust
  4.92%                                             10/15/17                        1,749                       1,749 (a,g)
MortgageIT Trust (Class A)
  5.12%                                             08/25/35                        4,287                       4,294 (g)
National RMBS Trust
  5.04%                                             03/20/34                          291                         291 (g)
Washington Mutual Inc.
  5.16%                                             01/25/45                          695                         696 (g)
                                                                                                               23,600

TOTAL SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN                                                                                        77,167
 (COST $77,144)

TOTAL INVESTMENTS IN SECURITIES                                                                               426,210
 (COST $436,410)

                                                                              NUMBER OF
                                                                                SHARES                        VALUE
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 18.2%
------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 11.5%
GEI Short Term Investment Fund
4.87%                                                                          43,121,214                 $    43,121 (c,j)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 6.7%
GEI Short Term Investment Fund
4.87%                                                                          24,959,649                      24,960 (c,j)

TOTAL SHORT-TERM INVESTMENTS                                                                                   68,081
 (COST $68,081)

TOTAL INVESTMENTS                                                                                             494,291
 (COST $504,491)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (31.9)%                                                         (119,426)
                                                                                                          -----------
NET ASSETS - 100.0%                                                                                       $   374,865
                                                                                                          ===========


------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------

The Elfun Income Fund had the following long futures contracts open at March 31, 2006 (unaudited):

                                                                                             CURRENT          UNREALIZED
                                                                            NUMBER OF        NOTIONAL       APPRECIATION /
DESCRIPTION                                        EXPIRATION DATE          CONTRACTS         VALUE         DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 2Yr. Futures                        June 2006              40            $   8,154       $     (13)
U.S. Treasury Notes 5Yr. Futures                        June 2006             155               16,188             (84)

The Elfun Income Fund had the following short futures contracts open at March
31, 2006 (unaudited):

                                                                                             CURRENT          UNREALIZED
                                                                            NUMBER OF        NOTIONAL       APPRECIATION /
DESCRIPTION                                        EXPIRATION DATE          CONTRACTS         VALUE         DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------
Euro Schatz Eur                                         June 2006              65            $  (8,217)    $         3
U S Treasury Notes 10Yr. Futures                        June 2006              25               (2,660)             (5)
                                                                                                           -----------
                                                                                                           $       (99)
                                                                                                           ===========

Notes to Schedules of Investments (dollars in thousands) - March 31, 2006 (unaudited)
--------------------------------------------------------------------------------


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to $32,477 or 8.66% of net assets for the Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)  Coupon amount represents effective yield.

(d) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(e) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(f) At March 31, 2006, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(g) Variable or floating rate security. The stated rate represents the rate at March 31, 2006.

(h)  All or a portion of the security is out on loan.

(i)  Step coupon Bond. Security becomes interest bearing at a future date.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.



+    Percentages are based on net assets as of March 31, 2006.

*    Less than 0.1%

**   Principal Amount is less than $500





Abbreviations:


REIT     Real Estate Investment Trust
REMIC    Real Estate Mortgage Investment Conduit
STRIPS   Separate Trading of Registered Interest and Principal of Security


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 30, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  May 30, 2006